Label	Element	Value
Rinsk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Sirios Long/Short Fund | Class A
Rinsk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLHAX
Sirios Long/Short Fund | Advisor Class
Rinsk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLHDX
Sirios Long/Short Fund | Institutional Class
Rinsk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLHIX
Sirios Long/Short Fund | Retail Class
Rinsk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SLHZX